Dividend income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend income
Dividend income	$ 210	$ 150	$ 94
Financial assets held for trading category
Dividend income
Dividend income		5	16
Other financial assets at fair value through profit or loss category
Dividend income
Dividend income	33
Financial assets available for sale category
Dividend income
Dividend income		145	78
Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	177
NAFTRAC (Exchange-traded fund or ETF) | Financial assets held for trading category
Dividend income
Dividend income		2	6
NAFTRAC (Exchange-traded fund or ETF) | Other financial assets at fair value through profit or loss category
Dividend income
Dividend income	18
Grupo Cementos de Chihuahua, S.A.B. de C.V [Member] | Other financial assets at fair value through profit or loss category
Dividend income
Dividend income	11
America Movil, S.A.B, de C.V. | Financial assets held for trading category
Dividend income
Dividend income		1	1
America Movil, S.A.B, de C.V. | Other financial assets at fair value through profit or loss category
Dividend income
Dividend income	1
Grupo Mexico, S.A.B. de C.V. | Other financial assets at fair value through profit or loss category
Dividend income
Dividend income	1
Wal-Mart de Mexico, S.A.B. de C.V. | Financial assets held for trading category
Dividend income
Dividend income		1	3
Wal-Mart de Mexico, S.A.B. de C.V. | Other financial assets at fair value through profit or loss category
Dividend income
Dividend income	1
Fomento Economico Mexicano, S.A.B. de C.V. | Financial assets held for trading category
Dividend income
Dividend income			1
Controladora Prosa, S.A. de C.V. | Financial assets available for sale category
Dividend income
Dividend income		62
Controladora Prosa, S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	50
Trans Union de Mexico, S.A. | Financial assets available for sale category
Dividend income
Dividend income		83	57
Trans Union de Mexico, S.A. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	88
Bolsa Mexicana de Valores, S.A.B, de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	21
Dun and Bradstreet de Mexico S.A. de C.V. | Financial assets available for sale category
Dividend income
Dividend income			20
Dun and Bradstreet de Mexico S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	17
Others | Financial assets held for trading category
Dividend income
Dividend income		$ 1	5
Others | Other financial assets at fair value through profit or loss category
Dividend income
Dividend income	1
Others | Financial assets available for sale category
Dividend income
Dividend income			$ 1
Others | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	$ 1